Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Interest capitalized into property, plant and equipment	$ 0	$ 0	$ 200,000
Sales-related taxes	282,000	99,000	142,000
Shipping and handling costs	100,000	100,000	300,000
Government subsidies	9,900,000	8,600,000	6,200,000
Advanced subsidies	9,600,000	7,400,000
Advertising expenses	600,000	500,000	300,000
Share-based compensation expenses	11,473,000	10,085,000	10,220,000
Cash and cash equivalents and restricted cash denominated in RMB	48,200,000	70,900,000
Corporate
Significant Accounting Policies [Line Items]
Government subsidies	6,400,000	4,100,000	4,400,000
Asset Acquisition
Significant Accounting Policies [Line Items]
Government subsidies	1,800,000	1,500,000	2,400,000
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income, net
Significant Accounting Policies [Line Items]
Gains (losses) from foreign-exchange forward contracts	$ 4,712,000	$ 2,773,000	$ 3,636,000
Use Rights
Significant Accounting Policies [Line Items]
Intangible asset useful life	50
Customer Relationships and Sales Backlog
Significant Accounting Policies [Line Items]
Intangible asset useful life, minimum	1
Intangible asset useful life, maximum	10
Other Intangible Assets
Significant Accounting Policies [Line Items]
Intangible asset useful life, minimum	2
Intangible asset useful life, maximum	30